Document and Entity Information	Aug. 03, 2020
Cover [Abstract]
Entity Registrant Name	American National Group Inc
Amendment Flag	false
Entity Central Index Key	0001801075
Document Type	8-K
Document Period End Date	Aug. 03, 2020
Entity Incorporation State Country Code	DE
Entity File Number	333-236385
Entity Tax Identification Number	30-1221711
Entity Address, Address Line One	One Moody Plaza Galveston
Entity Address, City or Town	Galveston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77550-7999
City Area Code	(409)
Local Phone Number	763-4661
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	ANAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false